INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible assets, net [Line Items]
Cost	$ 119,457,684	$ 120,005,242
Accumulated amortization	(28,049,536)	(28,120,569)
Impairment loss	(91,048,453)	(91,467,158)
Net carrying values	359,695	417,515
Impairment loss on intangible assets	0	0	36,449,082
Amortization expense	57,687	51,316	3,151,734
Customer base [Member]
Intangible assets, net [Line Items]
Weighted average economic life	5 years
Cost	13,348,376	13,409,760
Accumulated amortization	(7,031,622)	(7,063,958)
Impairment loss	(6,316,754)	(6,345,802)
Net carrying values
Non-compete agreements [Member]
Intangible assets, net [Line Items]
Weighted average economic life	10 years
Cost	4,286,063	4,305,773
Accumulated amortization	(1,122,034)	(1,127,194)
Impairment loss	(3,164,029)	(3,178,579)
Net carrying values
Patents [Member]
Intangible assets, net [Line Items]
Weighted average economic life	10 years
Cost	280,974	280,474
Accumulated amortization	(138,507)	(114,123)
Impairment loss
Net carrying values	142,467	166,351
Trademark [Member]
Intangible assets, net [Line Items]
Weighted average economic life	10 years
Cost	328,619	330,130
Accumulated amortization	(111,391)	(78,966)
Impairment loss
Net carrying values	217,228	251,164
Concession contracts [Member]
Intangible assets, net [Line Items]
Weighted average economic life	9 years
Cost	100,838,967	101,302,697
Accumulated amortization	(19,604,350)	(19,694,505)
Impairment loss	(81,234,617)	(81,608,192)
Net carrying values
Technology [Member]
Intangible assets, net [Line Items]
Weighted average economic life	9 years
Cost	374,685	376,408
Accumulated amortization	(41,632)	(41,823)
Impairment loss	(333,053)	(334,585)
Net carrying values
Cost of revenue [Member]
Intangible assets, net [Line Items]
Amortization expense			2,727,084
Selling and marketing expense [Member]
Intangible assets, net [Line Items]
Amortization expense			379,008
General and administrative expense [Member]
Intangible assets, net [Line Items]
Amortization expense	$ 57,687	$ 51,316	$ 45,642